CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current
Cash and cash equivalents	$ 306,895	$ 651,946
Accounts receivable, prepaids and other (Note 7)	27,491	28,811
Deferred consideration receivable (Note 10)	0	3,850
Value-added and other tax receivables	29,848	18,533
Inventories (Note 8)	346,495	332,031
Current assets	710,729	1,035,171
Long-term investments (Note 9)	86,007	31,865
Value-added tax receivables	199,671	121,323
Mining interests (Note 10)	3,563,490	2,274,730
Investment in associates (Note 11)	134,092	120,049
Long-term stockpile (Note 8)	56,497	48,882
Long-term supplies inventory (Note 8)	43,571	0
Other assets (Note 12)	63,635	49,213
Deferred income taxes (Note 20)	16,927	0
Total assets	4,874,619	3,681,233
Current
Accounts payable and accrued liabilities	167,117	114,791
Current income and other taxes payable	120,679	95,623
Current portion of long-term debt (Note 13)	16,256	15,519
Current portion of mine restoration provisions (Note 14)	3,050	5,545
Other current liabilities	6,369	2,138
Total current liabilities	313,471	233,616
Long-term debt (Note 13)	175,869	41,709
Gold stream obligation (Note 18)	139,600	0
Mine restoration provisions (Note 14)	104,607	95,568
Deferred income taxes (Note 20)	188,106	182,515
Employee benefits obligation	19,171	8,121
Other long-term liabilities	23,820	7,915
Total liabilities	964,644	569,444
Shareholders’ equity
Share capital (Note 15)	3,454,811	2,487,624
Contributed surplus	84,970	78,232
Accumulated other comprehensive loss	(125,256)	(145,869)
Retained earnings	395,854	588,139
Equity attributable to owners of parent	3,810,379	3,008,126
Non-controlling interests (Note 16)	99,596	103,663
Total equity	3,909,975	3,111,789
Total equity and liabilities	4,874,619	3,681,233
Commitments (Note 25)